Commitments and contingencies (Narrative) (Details)							12 Months Ended
	Mar. 15, 2022 item	Jan. 14, 2022 USD ($)	Nov. 02, 2021 item	Dec. 17, 2020 USD ($)	Jul. 20, 2020 item	Jun. 13, 2019 USD ($)	Dec. 31, 2021 USD ($) item
Loss contingency, damages sought, value | $				$ 5,000,000
Subsequent Event [Member]
Settlement amount | $		$ 1,500,000
EVgo Holdings [Member]
Loss contingency indemnification maximum amount | $				$ 7,000,000
Scenario Plan Date August 31, 2022 [Member]
Number of chargers to be installed							58
Scenario Plan Date December 31, 2023 [Member]
Percentage of chargers installation completed							72.00%
Nissan Agreement [Member]
Number of chargers							850
Nissan Agreement 2.0 [Member]
Joint marketing expense | $						$ 1,600,000
Charging credits | $						$ 4,800,000
Future build schedule penalty amount, per site | $							$ 35,000
Future build schedule penalty site maximum number							61
Nissan Agreement 2.0 [Member] | Scenario Plan Date February 29, 2024 [Member]
Number of chargers to be installed							210
GM Agreement [Member]
Number of chargers to be installed			3,250		2,750
Contract term					5 years
Charger station operational percentage benchmark							93.00%
Charger station operational percentage historical average							98.00%
Agreement liquidation damage amount if counterparty terminates | $							$ 15,000,000.0
GM Agreement [Member] | Subsequent Event [Member]
Number of chargers remaining to be installed	85
Number of chargers installation completed	2,500
Number Of Chargers Installation In Construction Pipeline Stages	2,000
GM Agreement [Member] | Scenario Plan Date December 31, 2025 [Member]
Number of sites where chargers are installed							3,250